Long-term debt - Terms (Details) R in Millions, $ in Millions			12 Months Ended
	Jun. 30, 2021 ZAR (R)	Jun. 30, 2020 ZAR (R)	Jun. 30, 2021 ZAR (R)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 ZAR (R)
Long-term debt
Borrowing limit authorised	R 305,000	R 309,000	R 305,000
Unamortised loan costs	(439)	(627)	(439)
Long-term debt	102,643	167,197	102,643				R 129,569
Short-term portion	(5,506)	(19,686)	(5,506)
Long-term debt	R 97,137	R 147,511	R 97,137				R 127,350
Sasol Financing International
Long-term debt
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%	100.00%
Sasol Financing USA LLC
Long-term debt
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%	100.00%
Revolving credit facility, repayable November 2024
Long-term debt
Short-term portion		R (17,000)				$ (1,000)
Long-term debt
Long-term debt
Long-term debt, before unamortised costs	R 103,082	167,824	R 103,082
Secured Debt
Long-term debt
Long-term debt, before unamortised costs	108	4,608	108
Secured Debt | Repayable in quarterly instalments ending August 2024
Long-term debt
Carrying value of property, plant and equipment pledged as collateral		4,999
Long-term debt, before unamortised costs		3,209
Secured Debt | Repayable in bi-annual instalments ending 31 August 2030
Long-term debt
Carrying value of shares and property, plant and equipment pledged as collateral		1,821
Long-term debt, before unamortised costs		1,226
Secured Debt | Other secured debt
Long-term debt
Long-term debt, before unamortised costs	108	173	108
Unsecured debt
Long-term debt
Long-term debt, before unamortised costs	102,974	163,216	102,974
Unsecured debt | Unsecured debt various repayment terms ending June 2026
Long-term debt
Long-term debt, before unamortised costs	599	949	599
Unsecured debt | Unsecured debt, various repayment terms
Long-term debt
Long-term debt, before unamortised costs	R 588	659	R 588
Unsecured debt | Unsecured debt, various repayment terms | Fixed
Long-term debt
Interest rate	8.00%		8.00%		8.00%
Unsecured debt | Unsecured debt, repayable in August 2022
Long-term debt
Long-term debt, before unamortised costs	R 2,191	2,197	R 2,191
Unsecured debt | Unsecured debt, repayable in August 2022 | Rand | Variable | 3 month Jibar
Long-term debt
Adjustment to interest rate basis	1.30%		1.30%		1.30%
Unsecured debt | Unsecured debt, repayable in November 2022
Long-term debt
Long-term debt, before unamortised costs	R 14,359	17,428	R 14,359
Unsecured debt | Unsecured debt, repayable in November 2022 | Fixed
Long-term debt
Interest rate	4.50%		4.50%		4.50%
Unsecured debt | Unsecured debt, bond repayable in November 2022 | Sasol Financing International
Long-term debt
Long-term debt, before unamortised costs	R 14,000		R 14,000		$ 1,000
Unsecured debt | Unsecured debt, bond repayable in November 2022 | Fixed | Sasol Financing International
Long-term debt
Interest rate	4.50%		4.50%		4.50%
Unsecured debt | Unsecured debt, repayable in November 2024 with 1.60 % interest
Long-term debt
Long-term debt, before unamortised costs	R 7,788	68,109	R 7,788
Unsecured debt | Unsecured debt, repayable in November 2024 with 1.60 % interest | US dollar | Variable | LIBOR
Long-term debt
Adjustment to interest rate basis	1.60%		1.60%		1.60%
Unsecured debt | Revolving credit facility, repayable November 2024 | Sasol Financing International
Long-term debt
Long-term debt, before unamortised costs	R 54,200		R 54,200		$ 3,800
Repayments of borrowings			55,000	$ 3,600
Unsecured debt | Unsecured debt, repayable in June 2024 with 1.60 % interest
Long-term debt
Long-term debt, before unamortised costs	R 2,143	2,601	R 2,143
Unsecured debt | Unsecured debt, repayable in June 2024 with 1.60 % interest | US dollar | Variable | LIBOR
Long-term debt
Adjustment to interest rate basis	1.60%		1.60%		1.60%
Unsecured debt | Unsecured debt, repayable in June 2024 with 2.00 % interest
Long-term debt
Long-term debt, before unamortised costs	R 20,954	28,997	R 20,954
Unsecured debt | Unsecured debt, repayable in June 2024 with 2.00 % interest | US dollar | Variable | LIBOR
Long-term debt
Adjustment to interest rate basis	2.00%		2.00%		2.00%
Unsecured debt | Term loan, repayable in June 2024
Long-term debt
Long-term debt, before unamortised costs	R 20,700		R 20,700		$ 1,450
Unsecured debt | Revolving credit facility, repayable in June 2024
Long-term debt
Long-term debt, before unamortised costs	2,100		2,100		$ 150
Unsecured debt | Unsecured debt, various repayment terms from March 2024 to March 2031
Long-term debt
Long-term debt, before unamortised costs	R 54,352	R 39,603	R 54,352
Unsecured debt | Unsecured debt, various repayment terms from March 2024 to March 2031 | Fixed | Minimum
Long-term debt
Interest rate	4.40%	5.80%	4.40%		4.40%	5.80%
Unsecured debt | Unsecured debt, various repayment terms from March 2024 to March 2031 | Fixed | Maximum
Long-term debt
Interest rate	6.50%	6.50%	6.50%		6.50%	6.50%
Unsecured debt | Bonds, various repayment terms from March 2024 to March 2031 | Sasol Financing USA LLC
Long-term debt
Long-term debt, before unamortised costs	R 32,100		R 32,100		$ 2,250
Unsecured debt | Bonds, various repayment terms from March 2024 to March 2031 | Fixed | Minimum | Sasol Financing USA LLC
Long-term debt
Interest rate	4.38%		4.38%		4.38%
Unsecured debt | Bonds, various repayment terms from March 2024 to March 2031 | Fixed | Maximum | Sasol Financing USA LLC
Long-term debt
Interest rate	6.50%		6.50%		6.50%
Unsecured debt | Bonds issued in March 2021 | Sasol Financing USA LLC
Long-term debt
Long-term debt, before unamortised costs	R 21,400		R 21,400		$ 1,500
Unsecured debt | Unsecured debt, repayable in November 2024 with 2.90 % interest
Long-term debt
Long-term debt, before unamortised costs		R 2,673
Unsecured debt | Unsecured debt, repayable in November 2024 with 2.90 % interest | US dollar | Variable | LIBOR
Long-term debt
Adjustment to interest rate basis		2.90%				2.90%